Trade Receivables - Carrying Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables
Trade receivables, gross amount	$ 4,803	$ 4,204
Less: Allowance for expected credit losses	(48)	(46)
Trade receivables, net amount	$ 4,755	$ 4,158